Income taxes (Tables)	12 Months Ended
Oct. 31, 2024
Text Block [Abstract]
Total Income Taxes
Total income taxes

$ millions, for the year ended October 31	2024	2023 (1)
Consolidated statement of income
Provision for (reversal of) current income taxes
Adjustments for prior years	$(38)	$607 (2)
Current income tax expense	2,294	1,411
	2,256	2,018
Provision for (reversal of) deferred income taxes
Adjustments for prior years	37	(11)
Effect of changes in tax rates and laws	4	(9)
Origination and reversal of temporary differences	(285)	(64)
	(244)	(84)
	2,012	1,934
OCI	578	(219)
Total comprehensive income	$2,590	$1,715

(1)	Certain prior year information has been restated to reflect the adoption of IFRS 17. See Note 1 to the consolidated financial statements for additional details.
(2)	The first quarter of 2023 included an income tax charge to recognize the Canada Recovery Dividend (CRD) tax and the retroactive impact of the 1.5% tax rate increase.

Components of Income Tax
Components of income tax

$ millions, for the year ended October 31	2024	2023 (1)
Current income taxes
Federal	$1,242	$748
Provincial	795	481
Foreign	671	634
	2,708	1,863
Deferred income taxes
Federal	(116)	(35)
Provincial	(82)	(23)
Foreign	80	(90)
	(118)	(148)
	$2,590	$1,715

(1)	Certain prior year information has been restated to reflect the adoption of IFRS 17. See Note 1 to the consolidated financial statements for additional details.

Reconciliation of Income Taxes
Reconciliation of income taxes

$ millions, for the year ended October 31	2024		2023 (1)
Combined Canadian federal and provincial income tax rate applied to income before income taxes	$2,548	27.8%	$1,938	27.8%
Income taxes adjusted for the effect of:
Foreign operations subject to different tax rates	(485)	(5.4)	(332)	(4.8)
Tax-exempt income	(12)	(0.1)	(184)	(2.7)
Canada Recovery Dividend (CRD) tax	–	–	525	7.5
Other	(39)	(0.4)	(13)	(0.1)
Income taxes in the consolidated statement of income	$2,012	21.9%	$1,934	27.7%

(1)	Certain prior year information has been restated to reflect the adoption of IFRS 17. See Note 1 to the consolidated financial statements for additional details.

Sources of and Movement in Deferred Tax Assets and Liabilities
Deferred income taxes
Sources of and movement in deferred tax assets and liabilities
Deferred tax assets

$ millions, for the year ended October 31, 2024	Net asset Nov. 1, 2023	Recognized in net income	Recognized in OCI	Other (1)	Net asset Oct. 31, 2024
Allowance for credit losses	$401	$38	$–	$1	$440
Deferred compensation	427	255	–	46	728
Financial instruments revaluation	91	(19)	(59)	(5)	8
Deferred income	235	13	–	–	248
Other	158	31	2	6	197
	$1,312	$318	$(57)	$48	$1,621

Deferred tax liabilities
Intangible assets	$(392)	$(10)	$–	$–	$(402)
Property and equipment	(67)	(22)	–	(1)	(90)
Pension and employee benefits	(132)	(19)	(68)	1	(218)
Goodwill	(91)	(1)	–	(1)	(93)
Financial instruments revaluation	(13)	–	–	1	(12)
Other	(10)	(22)	1	(3)	(34)
	$(705)	$(74)	$(67)	$(3)	$(849)
Total net deferred tax assets	$607	$244	$(124)	$45	$772

(1)	Includes foreign currency translation adjustments.

Deferred tax assets

$ millions, for the year ended October 31, 2023	Net asset Nov. 1, 2022	Recognized in net income	Recognized in OCI	Other (1)	Net asset Oct. 31, 2023 (2)
Allowance for credit losses	$256	$142	$–	$3	$401
Deferred compensation	445	(20)	–	2	427
Financial instruments revaluation	125	(7)	(27)	–	91
Deferred income	236	(2)	–	1	235
Other	162	–	–	(4)	158
	$1,224	$113	$(27)	$2	$1,312

Deferred tax liabilities
Intangible assets	$(341)	$(50)	$–	$(1)	$(392)
Property and equipment	(69)	1	–	1	(67)
Pension and employee benefits	(241)	33	75	1	(132)
Goodwill	(89)	(2)	–	–	(91)
Financial instruments revaluation	(13)	–	–	–	(13)
Other	(16)	(11)	16	1	(10)
	$(769)	$(29)	$91	$2	$(705)
Total net deferred tax assets	$455	$84	$64	$4	$607

(1)	Includes foreign currency translation adjustments.
(2)	Certain prior year information has been restated to reflect the adoption of IFRS 17. See Note 1 to the consolidated financial statements for additional details.